Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred income	$ 1,233	$ 1,101
Reimbursement from deferred income	2,400	1,900
Contract liabilities	$ 3,599	$ 5,979